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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Mark A. Boyar            New York, New York   February 7, 2008
   -------------------------------    ------------------   ----------------
            [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 45
                                        --------------------

Form 13F Information Table Value Total: $281,152
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE

                          TITLE OF               VALUE    SHRS OR  SH/  PUT/  INVESTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER             CLASS       CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETN  MGRS
                                                          -------  ---  ----  --------  -----
                                                                                                  SOLE  SHARED  NONE
                                                                                                  ----  ------  ----
ALTRIA CROUP INC COM     COMMON      02209S103     1,209   16,000   SH          SOLE            16,000
AMERICAN EXPRESS CO      COMMON      025816109     1,054   20,263   SH          SOLE            20,263
AMERICAN INTL GROUP INC  COMMON      026874107       287    4,930   SH          SOLE             4,930
AMERIPRISE FINL INC      COMMON      03076C106     8,701  157,880   SH          SOLE           157,880
ARBITRON INC             COMMON      03875Q108     1,912   46,000   SH          SOLE            46,000
BANK OF NEW YORK MELLON  COMMON      064058100    11,503  235,905   SH          SOLE           235,905
CABLEVISION SYS CORP     COMMON      12686C109     5,455  222,672   SH          SOLE           222,672
CARNIVAL CORP            PAIRED CTF  143658300     7,493  168,420   SH          SOLE           168,420
CBS CORP NEW             CL B        124857202    12,029  441,433   SH          SOLE           441,433
CIT GROUP INC COM        COMMON      125581108       892   37,100   SH          SOLE            37,100
CITIGROUP INC            COMMON      172967101    12,116  411,562   SH          SOLE           411,562
COCA COLA CO             COMMON      191216100     6,505  106,000   SH          SOLE           106,000
COMCAST CORP             CL A SPL    20030N200     5,999  331,050   SH          SOLE           331,050
CVS CORP                 COMMON      126650100     1,022   25,700   SH          SOLE            25,700
DELL INC                 COMMON      24702R101     2,434   99,300   SH          SOLE            99,300
DIEBOLD INC              COMMON      253651103     3,492  120,500   SH          SOLE           120,500
DISNEY WALT PRODTNS      COMMON      254687106     5,668  175,600   SH          SOLE           175,600
DSP GROUP INC            COMMON      23332B106     1,161   95,200   SH          SOLE            95,200
GENERAL ELEC CO          COMMON      369604103    15,116  407,775   SH          SOLE           407,775
HEINZ H J CO             COMMON      423074103    10,349  221,700   SH          SOLE           221,700
HOME DEPOT INC           COMMON      437076102     9,919  368,200   SH          SOLE           368,200
IHOP CORP NEW            COMMON      449623107     2,970   81,200   SH          SOLE            81,200
INFOUSA INC NEW          COMMON      456818301       208   23,300   SH          SOLE            23,300
J.P. MORGAN CHASE & C    COMMON      46625H100    14,144  324,025   SH          SOLE           324,025
KRAFT FOODS INC          CL A        50075N104       341   10,456   SH          SOLE            10,456
LEHMAN BROS HLDGS INC    COMMON      524908100     9,987  152,620   SH          SOLE           152,620
LIMITED BRANDS INC       COMMON      532716107     7,104  375,300   SH          SOLE           375,300
MCDONALDS CORP           COMMON      580135101     7,317  124,200   SH          SOLE           124,200
MEREDITH CORP            COMMON      589433101     2,977   54,150   SH          SOLE            54,150
MERRILL LYNCH & CO INC   COMMON      590188108    10,186  189,750   SH          SOLE           189,750
MGM GRAND INC            COMMON      552953101     3,604   42,900   SH          SOLE            42,900
MICROSOFT CORP           COMMON      594918104    10,361  291,048   SH          SOLE           291,048
MIDAS GROUP INC          COMMON      595626102     2,304  157,188   SH          SOLE           157,188
NASDAQ STOCK MARKET INC  COMMON      631103108     9,260  187,100   SH          SOLE           187,100
ORIENT-EXPRESS HOTELS    CL A        G67743107     3,428   59,600   SH          SOLE            59,600
PEPSIAMERICAS            COMMON      71343P200     5,438  163,200   SH          SOLE           163,200
PFIZER INC               COMMON      717081103     8,438  371,248   SH          SOLE           371,248
PLAYBOY ENTERPRISES INC  CL B        728117300     2,294  251,500   SH          SOLE           251,500
SAKS INC                 COMMON      79377W108     9,271  446,600   SH          SOLE           446,600
SCHOLASTIC CORP          COMMON      807066105     6,393  183,241   SH          SOLE           183,241
TIME WARNER INC          COMMON      887317105    14,241  862,550   SH          SOLE           862,550
TRAVELERS COMPANIES INC  COMMON      89417E109    14,140  262,829   SH          SOLE           262,829
UNITED PARCEL SVC INC    CL B        911312106     9,471  133,925   SH          SOLE           133,925
VIACOM INC NEW           CL B        92553P201     2,192   49,908   SH          SOLE            49,908
WINDSTREAM CORP          COMMON      97381W104       763   58,579   SH          SOLE            58,579